MERRILL LYNCH MUNICIPAL INTERMEDIATE TERM FUND
OF MERRILL LYNCH MUNICIPAL SERIES TRUST

Supplement dated August 10, 2006
to the Prospectus dated February 24, 2006

	Effective August 25, 2006, Class C
 shares of the Merrill Lynch Municipal
Intermediate Term Fund of Merrill Lynch
Municipal Series Trust will be closed
 to new investors.


Code # 10435-0206SUPC